Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Carrying amount and fair value of the marketable security
Cost Basis	$ 223,385		$ 96,659
Gross Unrealized Gains	212,767		204,675
Gross Unrealized Losses	0		(12,113)
Fair Value	436,152		289,221
Showworld
Carrying amount and fair value of the marketable security
Cost Basis	81,385		81,385
Gross Unrealized Gains	205,659		204,675
Gross Unrealized Losses	0		0
Fair Value	287,044		286,060
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000
Gross Unrealized Gains	7,108
Gross Unrealized Losses	0
Fair Value	$ 149,108	$ 142,000
Other marketable securities
Carrying amount and fair value of the marketable security
Cost Basis			15,274
Gross Unrealized Gains			0
Gross Unrealized Losses			(12,113)
Fair Value			$ 3,161